Stockholders’ Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of common stock subject to possible redemption reflected on the balance sheet
Gross proceeds from IPO	$57,339,200
Less:
Fair value of public warrants at issuance	(3,201,883)
Offering Costs allocated to common stock subject to possible redemption	(3,547,468)
Plus:
Accretion of common stock subject to possible redemption	1,733,440
Common stock subject to possible redemption as of December 31, 2021	52,323,289
Plus:
Accretion of common stock subject to possible redemption	6,332,332
Less:
Common stock redeemed on December 19, 2022	(45,952,279)
Common stock subject to possible redemption as of December 31, 2022	$12,703,342